Note 8 - Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Maturities of Time Deposits of $100,000 or More [Table Text Block]
(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$6,427	8.23%
Beyond three but within six months	8,544	10.94
Beyond six but within twelve months	16,446	21.06
Beyond one year	46,668	59.77

Total	$78,085	100.00%